ACQUISITION (Schedule of purchase price allocation to acquired assets) (Details)	Jun. 07, 2024 USD ($)
Business Combination [Abstract]
Total consideration transferred	$ 3,500,000
Assets acquired:
Property and equipment	86,353
Licenses	3,413,647
Assets acquired, Total	$ 3,500,000